Financial (Income) Expenses, Net (Details) - Schedule of Financial (Income) Expenses, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Financial expenses from loan	$ 1,618	$ 1,023
Other financial expenses	93	316	26
Total financial expenses	1,711	1,339	26
Financial income:
Foreign currency transaction gains, net	(33)	(532)	(44)
Interest from bank deposits	(548)	(267)	(468)
Remeasurement of warrants	(201)
Other financial income			(58)
Total financial income	(782)	(799)	(570)
Total financial (income) expense, net	$ 929	$ 540	$ (544)